Convertible loans	3 Months Ended
Mar. 31, 2022
Financial Instruments [Abstract]
Convertible loans	Convertible loans
Facility agreement
On April 24, 2020, the Company entered into a USD 115 million Facility Agreement with Deerfield Partners, L.P. and certain of its affiliates (“Deerfield”). Pursuant to such agreement, Deerfield agreed to extend senior secured convertible term loans to the Company in two separate disbursements:
(i)an initial disbursement of convertible loans in the amount of USD 65 million upon the completion of the initial public offering (“IPO”), and satisfaction of certain other conditions (the “first tranche”) and
(ii)a subsequent disbursement of convertible loans in the amount of USD 50 million upon the receipt of regulatory approval for ZYNLONTA, and satisfaction of certain other conditions (the “second tranche”).
The outstanding principal amount of the convertible loans is due to be repaid in full on May 19, 2025. However, any conversion of the convertible loans into common shares shall be deemed a repayment of the principal amount of the convertible loans so converted.
The convertible loans bear interest at a rate of 5.95% per annum, based on a 360-day year, with interest payable quarterly in arrears commencing July 1, 2020 and July 1, 2021 for the first tranche and second tranche, respectively.
Upon any payment of the convertible loans or conversion of the convertible notes, whether upon redemption or at maturity or at any other time, the Company will be required to pay an exit charge equal to 2.0% of the amount of the loans so paid or converted.
The Company’s obligations under the Facility Agreement are guaranteed by the Company’s wholly owned subsidiaries and secured by a perfected, first-priority security interest in substantially all of the Company’s and its wholly owned subsidiaries’ personal property, including its intellectual property and the equity ownership interests directly and indirectly held by the Company in its wholly owned subsidiaries and joint venture.
In accordance with the terms of the convertible notes, both the holders and the Company may elect to redeem the notes upon the occurrence of a major transaction and successor major transaction, respectively, as discussed in the Company’s annual report for the period ended December 31, 2021 on Form 20-F.
The Facility Agreement contains various covenants, including a requirement to retain USD 50 million in cash and cash equivalents as of the end of each fiscal quarter.
First tranche - Initial disbursement of convertible loans
The Company has accounted for the first tranche of convertible loans amounting to USD 65 million issued on May 19, 2020 as comprising two components: an embedded conversion option derivative and a loan.
Valuation of derivative embedded in first tranche
Since issuance, the embedded conversion option derivative is marked-to-market on a quarterly basis. During the three months ended March 31, 2022 and 2021, the Company recognized income of KUSD 9,518 and KUSD 15,268, respectively, as a result of changes in the fair value of the embedded derivative. The fair value of the embedded derivative associated with the first tranche was KUSD 13,707 and KUSD 23,226 as of March 31, 2022 and December 31, 2021, respectively. The decreases in the fair value of the embedded derivative during the three months ended March 31, 2022 and 2021 was primarily due to the decrease in the fair value of the underlying shares from December 31, 2021 to March 31, 2022 and from December 31, 2020 to March 31, 2021, respectively, which were charged directly to the unaudited condensed consolidated interim statement of operations.
The Company used an independent valuation firm to assist in calculating the fair value of the embedded conversion option derivative, which is based on the mean of values derived from application of the Hull and Goldman Sachs convertible bond pricing models. Key inputs for the valuations as of March 31, 2022 and December 31, 2021 were as follows:

	As of
	March 31, 2022	December 31, 2021
Exercise price at 130% of the IPO price of 19.00, in USD	24.70	24.70
Forced conversion price, in USD (1)	67.93	67.93
Share price in USD	14.69	20.20
Risk-free interest rate	2.4%	1.0%
Expected volatility	76%	77%
Expected term	37 months	40 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	10.3%	8.8%
(1) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it has received regulatory approval of ZYNLONTA as discussed in the Company’s annual report for the period ended December 31, 2021 on Form 20-F.
Residual convertible loan
The loan bears interest at a rate of 5.95% per annum, based on a 360-day year, with interest payable quarterly in arrears commencing on July 1, 2020. For the three months ended March 31, 2022 and 2021, the Company recorded interest expense related to the interest payable on the residual convertible loan (net of the value of the embedded conversion option derivative) in the amount of KUSD 2,219 and KUSD 1,982, respectively. The Company’s interest expense is based on the implied effective interest rate, which was computed at inception at 23%.
The amount at which the convertible loan is presented as a liability in the unaudited condensed consolidated interim balance sheet represents the net present value of all future cash outflows associated with the loan discounted at the implied effective interest rate. The net present value of those cash outflows occurring within 12 months of the balance sheet date discounted at the same rate is presented as a short-term liability. The remainder of the amount is presented as a long-term liability. The carrying value of the convertible loan was KUSD 44,084 as of March 31, 2022, of which KUSD 3,614 was the current portion of the liability. The carrying value of the convertible loan was KUSD 42,874 as of December 31, 2021, of which KUSD 3,631 was the current portion of the liability.
Second tranche - Accounting for subsequent disbursement of convertible loans prior to FDA approval
Draw-down of the second tranche of the convertible loans was mandatory upon the April 23, 2021 receipt of regulatory approval for ZYNLONTA. Prior to drawing down the second tranche, the Company accounted for the second tranche as a derivative. During the three months ended March 31, 2021, the Company recognized income of KUSD 5,901 as a result of changes in the fair value of the derivative. The decrease in fair value of the derivative during the three months ended March 31, 2021 was primarily due to the decrease in the fair value of the underlying shares from December 31, 2020 to March 31, 2021, which was charged directly to the unaudited condensed consolidated interim statement of operations. The fair value of the derivative associated with the second tranche as of both March 31, 2022 and December 31, 2021 was nil as the derivative is now accounted for as an embedded conversion option derivative upon the draw-down of the subsequent disbursement. See “Second tranche - Accounting for subsequent disbursement of convertible loans after FDA approval” below for further details.
The Company used an independent valuation firm to assist in performing a fair value assessment of the derivative liability, which is based on the mean of values derived from application of the Hull and Goldman Sachs convertible bond pricing models. Key inputs for the valuation as of March 31, 2021 (prior to FDA approval of ZYNLONTA) was as follows:

As of
March 31, 2021
Exercise price at 150% of the IPO of 19.00, in USD (1)	28.50
Forced conversion price, in USD (2)	78.38
Share price in USD	24.41
Risk-free interest rate	0.7%
Expected volatility (3)	90%
Expected term	2 months
Dividend yield	—
Recovery rate	5%
Implied bond yield	7.9%
(1) The conversion price for the second tranche of convertible notes is the lesser of (i) 150% of the IPO price and (ii) 120% of the average of the volume-weighted average prices of the Company’s common shares on each of the 15 trading days immediately prior to the disbursement date of the second tranche, but in no event less than a floor equal to 81% of the IPO price.

(2) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it received regulatory approval of ZYNLONTA, as discussed in the Company’s annual report for the period ended December 31, 2021 on Form 20-F.

(3) The expected volatility utilized for the pre-FDA approval valuations was higher than the post-approval valuations due to a change in the peer group. Prior to the FDA approval of ZYNLONTA, the Company utilized a peer group primarily comprised of clinical-stage companies. Upon receipt of FDA approval of ZYNLONTA, the Company updated the peer group to primarily comprise of commercial-stage companies, which lowered the expected volatility assumption utilized in the post-FDA approval valuations.
Second tranche - Accounting for subsequent disbursement of convertible loans after FDA approval
Upon receipt of FDA approval of ZYNLONTA, the Company accounted for the second tranche of convertible loans amounting to USD 50 million issued on May 17, 2021 as comprising two separate components: an embedded conversion option derivative and a loan.
Valuation of derivative embedded in second tranche
Upon receipt of FDA approval of ZYNLONTA, the Company used an independent valuation firm to assist in calculating the initial fair value of the entire instrument, including the embedded conversion option derivative. The fair value of the embedded conversion option derivative component was based on the mean of values derived from application of the Hull and Goldman Sachs convertible bond pricing models. Key inputs for the subsequent valuation of the embedded conversion option derivative as of March 31, 2022 and December 31, 2021, including both components described above, were as follows:

	As of
	March 31, 2022	December 31, 2021
Exercise price in USD (1)	28.07	28.07
Forced conversion price, in USD (2)	77.19	77.19
Share price in USD	14.69	20.20
Risk-free interest rate	2.4%	1.0%
Expected volatility	76%	77%
Expected term	37 months	40 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	10.3%	8.8%

(1) The conversion price for the second tranche of convertible notes is the lesser of (i) 150% of the IPO price and (ii) 120% of the average of the volume-weighted average prices of the Company’s common shares on each of the 15 trading days immediately prior to the disbursement date of the second tranche, but in no event less than a floor equal to 81% of the IPO price. The conversion price for the second tranche of the convertible notes as of March 31, 2022 and December 31, 2021 was based on 120% of the average of the volume-weighted average process of the Company’s shares on each of the 15 trading days prior to the disbursement date.

(2) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it received regulatory approval of ZYNLONTA, as discussed in the Company’s annual report for the period ended December 31, 2021 on Form 20-F.
During the three months ended March 31, 2022, the Company recognized income of KUSD 6,337 as a result of changes in the fair value of the embedded derivative. The fair value of the embedded derivative associated with the second tranche was KUSD 8,385 as of March 31, 2022. There was no income or expense recognized as a result of changes in the fair value of the embedded derivative during the three months ended March 31, 2021 as the second tranche was drawn down on May 17, 2021. The fair value of the embedded derivative associated with the second tranche was KUSD 14,721 as of December 31, 2021. The decrease in fair value of the embedded derivative is primarily due to the decrease in the fair value of the underlying shares from December 31, 2021 to March 31, 2022.

Convertible loan
The loan bears interest at a rate of 5.95% per annum, based on a 360-day year, with interest payable quarterly in arrears commencing on July 1, 2021. For the three months ended March 31, 2022, the Company recorded interest expense related to the interest payable on the convertible loan (net of the value of the embedded conversion option derivative) in the amount of KUSD 803, based on the implied effective interest rate, which was computed at inception at 6.7%. There was no interest expense for the three months ended March 31, 2021 as the second tranche was drawn down in May 2021.
As described above, the Company used an independent valuation firm to assist in calculating the initial fair value of the entire instrument, including both components. The convertible loan is subsequently measured at its amortized cost in accordance with IFRS 9. The amount at which the convertible loan is presented as a liability in the unaudited condensed consolidated interim balance sheet represents the net present value of all future cash outflows associated with the loan discounted at the implied effective interest rate. The net present value of those cash outflows occurring within 12 months of the balance sheet date discounted at the same rate is presented as a short-term liability. The remainder of the amount is presented as a long-term liability. The carrying value of the convertible loan was KUSD 50,880 as of March 31, 2022, of which KUSD 2,935 was the current portion of the liability. The carrying value of the convertible loan was KUSD 50,854 as of December 31, 2021, of which KUSD 2,944 was the current portion of the liability.